5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2019	$61,723
2020	21,566
2021	14,121
2022	2,618
2023 and thereafter	3,145

Total	$103,173